Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date which the financial statements were available to be issued. All subsequent events requiring recognition as of March 31, 2019 have been incorporated into these financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, "Subsequent Events."

14. SUBSEQUENT EVENTS

On January 21, 2019, the Company received a loan in the amount of $500,000 from Cathay Bank (the "Bank") pursuant to a business loan agreement (the "Loan Agreement") entered by and between the Company and Bank on January 8, 2019 and a promissory note (the "Note") executed by the Company on the same day. The Loan Agreement provides for a revolving line of credit in the principal amount of $1,000,000 with a maturity date (the "Maturity Date") of January 1, 2020. The Note executed in connection with the Loan Agreement bears an interest rate (the "Regular Interest Rate") equal to the sum of one percent (1%) and the prime rate as published in the Wall Street Journal (the "Index") and the accrued interest shall become payable each month from February 1, 2019. Pursuant to the Note, the Company shall pay the entire outstanding principal plus accrued unpaid interest on the Maturity Date and may prepay portion or all of the Note before the Maturity Date without penalty. If the Company defaults on the Note, the default interest rate shall become five percent (5%) plus the Regular Interest Rate.

In connection with the Note and Loan Agreement, on January 8, 2019, each of Dr. Tsung Shann Jiang and Dr. George Lee, executed a commercial guaranty (the "Guaranty") to guaranty the loans for the Company pursuant to the Loan Agreement and Note, severally and individually, in the amount not exceeding $500,000 each until the entire Note plus interest are fully paid and satisfied. Dr. Tsung Shann Jiang is the Chairman and Chief Executive Officer of BioLite Holding, Inc. and Dr. George Lee serves as the Chairman of the board of directors of BioKey, Inc, which became a wholly-owned subsidiaries of the Company effective by operation of law on or about February 5, 2019.

In addition, on January 8, 2019, each of the Company and BriVision, a wholly-owned subsidiary of the Company, signed a commercial security agreement (the "Security Agreement") to secure the loans under the Loan Agreement and the Note. Pursuant to the Security Agreements, each of the Company and BriVision (each, a "Grantor", and collectively, the "Grantors") granted security interest in the collaterals as defined therein, comprised of almost all of the assets of each Grantor, to secure such loans for the benefit of the Bank.

The Company has evaluated subsequent events through the date which the financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2018 have been incorporated into these financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, "Subsequent Events."